Basis of presentation and accounting policies (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Non-current assets	$ 3,312,536	$ 3,221,736
Current assets	532,742	579,478
Total assets	3,845,278	3,801,214
Non-current liabilities	2,172,030	2,272,050
Current liabilities	450,551	732,022
Total liabilities	2,622,581	3,004,072
Opening balance	1,222,697	797,142	$ 803,324	$ 834,101
Revenue (Note 5)	1,426,145	1,575,153	1,366,336
Gross profit	454,720	545,170	507,262
Operating income	298,974	369,149	331,813
Financial Results	(291,326)	(239,492)	(235,430)
Share of income in associates	(4,146)	(15,841)	(1,306)
Income tax expense	14,101	46,925	56,359
Net (loss) / income	(10,599)	66,891	29,240
Other comprehensive loss for the year	(248,585)	(25,135)	(44,637)
Total comprehensive income (loss) for the year	(259,184)	41,756	(15,397)
Increase/(decrease) in cash
(Used in) /provided by operating activities	191,661	(49,422)	172,772
Used in investing activities	(59,185)	(45,162)	35,844
Provided by /(used in) financing activities	(65,680)	128,955	$ (159,379)
Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of subsidiaries [line items]
Non-current assets	1,053,818	707,952
Current assets	199,532	199,222
Total assets	1,253,350	907,174
Non-current liabilities	503,679	411,561
Current liabilities	146,274	150,225
Total liabilities	649,953	561,786
Opening balance	603,397	345,388
Revenue (Note 5)	813,248	994,782
Gross profit	257,940	360,822
Operating income	197,846	282,422
Financial Results	(137,265)	(52,788)
Share of income in associates	0	0
Income tax expense	(33,388)	(67,620)
Net (loss) / income	27,193	162,014
Other comprehensive loss for the year	(214,547)	(50,945)
Total comprehensive income (loss) for the year	(187,354)	111,069
Dividends paid	0	(76,178)
Increase/(decrease) in cash
(Used in) /provided by operating activities	57,527	(53,509)
Used in investing activities	(3,732)	(185)
Provided by /(used in) financing activities	$ (33,687)	$ 129,370